Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 18, 2017	Nov. 18, 2016	Nov. 18, 2015	Nov. 02, 2015
Equity (Textual)
Statutory reserves	$ 4,617,039	$ 4,017,957
Stock based compensation	$ 58,867	$ 123,339	$ 23,088
Chief Financial Officer [Member]
Equity (Textual)
Issuance of shares				15,705	15,705	38	15,667
Two Directors [Member]
Equity (Textual)
Issuance of shares				8,000	8,000
Three Directors [Member]
Equity (Textual)
Issuance of shares							12,000